CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) (USD $)	9 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Cash flows from operating activities
Net loss	$ (480,994)	$ (105,750)
Adjustment to reconcile net loss to net cash used in operating activities:
Depreciation	297	210
Amortization	2,875	2,609
Gain on debt forgiveness	(56,421)
Change in operating assets/liabilities:
Accounts receivable	86,928	93,591
Prepaid expenses and other current assets	32,724	130
Inventory	(35,582)	23,485
Accounts payable and accrued expenses	(38,719)	238,021
Net cash provided by (used in) operating activities	(488,892)	252,296
Cash flows from investing activities
Cash acquired in reverse merger	28,964
Purchase of property and equipment		(1,118)
Net cash provided by (used in) investing activities	28,964	(1,118)
Cash flows from financing activities
Cash proceeds from share sales	325,000
Proceeds from short term debt	344,313
Repayment of short term debt	(88,232)	(163,638)
Change in bank overdraft	(109,714)
Repayment of shareholder loans	(67,165)	(83,459)
Net cash flows provided by financing activities:	404,202	(247,097)
Effect of foreign currency on cash and cash equivalents	56,675	286
Net increase (decrease) in cash	949	4,081
Cash - beginning of period		322
Cash - end of period	949	4,689
Cash paid for interest	17,285	6,114
Cash paid for income taxes
Supplemental non-cash information
Acquisition of Bold Energy, Inc	47,945
Purchase of fixed assets on account	$ 2,487